Otis H. Cowan
Direct Line (816) 274-6979

                             February 28, 1996

VIA FEDERAL EXPRESS

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attn:  Filing Desk

   Re:   The Omni Investment Fund (File No. 33-15867)
         Rule 24f-2 Notice

Dear Sir or Madam:

  On behalf of The Omni Investment Fund (the "Fund"), I attach the following items:

   1. The Fund's Rule 24f-2 Notice for the fiscal year ended December 31, 1995; and

   2. The legal opinion of my firm as to the valid issuance, full payment, and non-assessability of the shares referenced in the enclosed Notice.

   Please note that the applicable filing fee of $3,633.26 has been sent via wire transfer to the SEC Account at the Mellon Bank
(ABA number 043000262) pursuant to the Lockbox Rule.

   Please do not hesitate to contact me if you have any questions or comments relating to the attachments or require additional information.

   Kind regards.


                               Very truly yours,

                               /s/ Otis H. Cowan

                               Otis H. Cowan

Attachments
cc:  Gregory E. Wolf
     Leslie J. Parrette, Jr., Esq.
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             U.S. SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 24F-2
                Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form.
                     Please print or type.

1.  Name and address of issuer:

    The Omni Investment Fund
    53 West Jackson Boulevard
    Suite 818
    Chicago,  IL  64108

2. Name of each series or class of funds for which this notice is filed:

    Shares of The Omni Investment Fund's units of beneficial interest, par value $.10 per share

3.  Investment Company Act File Number:

    Securities Act File Number:  33-15867

4.  Last day of fiscal year for which this notice is filed:

    12/31/95

5. Check box is this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24-f-2 declaration:

6.  Date of termination of issuer's declaration under rule 24f-
2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     N/A

9. Number and aggregate sale price of securities sold during the
fiscal year:  #677,474,369          $9,507,690.87

10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
24f-2:  #677,474,369     $9,507,690.87

11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7): #192,869,949  $2,798,928.65

12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during the
fiscal year in reliance on rule 24f-2 (from Item 10):
$9,507,690.87

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
+ 2,798,928.65

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable): - 1,770,160.79

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable): + -0-

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)(if applicable): 10,536,458.73

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation
(see) Instruction C.6): x 1/2 of 1 percent

     (vii)   Fee due [line (i) or line (v) multiplied by line
(vi)]: 3,633.26

Instruction:    Issuers should complete lines (ii), (iii), (iv),
and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

Date of mailing of wire transfer of filing fees to the Commission's lockbox depository:

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)

                         /s/ Robert H. Perkins
                         ______________________________________
                         Robert H. Perkins, President

     Date February, 21, 1996

Please print the name and title of the signing officer below the signature.



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